CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income (loss) including noncontrolling interests	$ 159.6	$ 82.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	67.5	77.5
Amortization of debt issuance costs and discounts	16.7	1.4
Share-based compensation	6.1	3.2
(Gain) loss on sale or impairment of properties and other assets, net	(110.1)	(0.7)
Equity income in MillerCoors	(142.4)	(129.3)
Distributions from MillerCoors	142.4	129.3
Equity in net (income) loss of other unconsolidated affiliates	6.5	(1.4)
Excess tax benefits from share-based compensation	(3.9)	(6.1)
Unrealized (gain) loss on foreign currency fluctuations and derivative instruments, net	(4.0)	1.4
Income tax (benefit) expense	20.6	12.8
Income tax (paid) received	(88.8)	(34.1)
Interest expense, excluding interest amortization	50.4	47.8
Interest paid	(46.9)	(17.9)
Pension expense	2.0	3.1
Pension contributions paid	(6.7)	(233.9)
Change in current assets and liabilities (net of impact of business combinations) and other	(162.9)	(136.4)
(Gain) loss from discontinued operations	0.5	(1.9)
Net cash provided by (used in) operating activities	(93.4)	(202.6)
Cash flows from investing activities:
Additions to properties	(71.1)	(73.7)
Proceeds from sales of properties and other assets	2.4	3.0
Acquisition of businesses, net of cash acquired	0.0	(6.3)
Investment in MillerCoors	(413.7)	(417.9)
Return of capital from MillerCoors	283.4	310.4
Other	(6.5)	(8.7)
Net cash provided by (used in) investing activities	(205.5)	(193.2)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	2,526.4	0.0
Exercise of stock options under equity compensation plans	4.2	24.8
Excess tax benefits from share-based compensation	3.9	6.1
Dividends paid	(88.3)	(76.2)
Debt issuance costs	(14.2)	0.0
Payments on debt and borrowings	(10.3)	(7.1)
Proceeds on debt and borrowings	20.9	16.6
Net proceeds from (payments on) revolving credit facilities and commercial paper	2.5	157.8
Change in overdraft balances and other	18.5	1.3
Net cash provided by (used in) financing activities	2,463.6	123.3
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	2,164.7	(272.5)
Effect of foreign exchange rate changes on cash and cash equivalents	7.3	(34.5)
Balance at beginning of year	430.9	624.6
Balance at end of period	$ 2,602.9	$ 317.6